Property, Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 32,647,191	$ 25,012,723
Less: accumulated depreciation	(7,591,164)	(5,596,894)
Property, plant and equipment, net	25,056,027	19,415,829
Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	11,767,523
Buildings [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	20,258,258	10,384,017
Buildings [Member] | Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	10,516,290
Machinery and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	7,576,777	7,632,069
Machinery and equipment [Member] | Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	245,672
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,234,455	1,876,114
Electronic equipment [Member] | Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	793,762
Transportation vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	337,925	219,449
Transportation vehicles [Member] | Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	195,806
Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	283,972	280,455
Office equipment [Member] | Property, plant and equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	15,993
Leasehold improvement on leased property [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	301,399	793,929
Construction in progress [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,654,405	$ 3,826,690